Investment In Associate (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Investment in Associate [Abstract]
Acquired shares (in Shares)			12,000,000
Issued and outstanding shares percentage			40.00%
Advanced amount (in Dollars)			$ 750,000
Ownership percentage	33.71%	34.46%